Segmental Analysis - Geographical Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 2,024.1	$ 1,594.7	$ 1,244.6
Assets	34,675.1	24,312.5
Non-current assets	474.8	337.7
Non-current assets, tangible assets	139.4	106.5
United Kingdom
Disclosure of geographical areas [line items]
Revenue	741.0	710.8	607.2
Assets	11,607.3	6,094.7
Non-current assets	375.8	259.6
Non-current assets, tangible assets	69.4	49.4
United States
Disclosure of geographical areas [line items]
Revenue	754.7	581.7	422.0
Assets	20,286.9	17,322.9
Non-current assets	34.7	61.7
Non-current assets, tangible assets	34.4	37.5
Rest of the world
Disclosure of geographical areas [line items]
Revenue	528.4	302.2	$ 215.4
Assets	2,780.9	894.9
Non-current assets	64.3	16.4
Non-current assets, tangible assets	$ 35.6	$ 19.6